Consolidated Statement of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 26,606,222	$ 15,029,188	$ 17,976,842
Unrealized gain (loss) on securities	10,042,241	62,852,308	(27,062,400)
Unrealized gain (loss) on bond purchase commitments	(146,053)	10,632,590	(4,852,177)
General Partner	2,474,274	1,056,316	1,416,296
Limited Partners - Unitholders	20,413,352	14,613,105	17,414,885
Unallocated gain (loss) of Consolidated VIEs	3,721,397	(635,560)	(1,116,262)
Net income (loss) attributable to noncontrolling interest	2,801	4,673	(261,923)
Accumulated Other Comprehensive Income (Loss) [Member]
Net income	26,606,222	15,029,188	17,976,842
Unrealized gain (loss) on securities	10,042,241	62,852,308	(27,062,400)
Net realized (loss) on securities		(1,658,166)
Unrealized gain (loss) on bond purchase commitments	(146,053)	10,632,590	(4,852,177)
Comprehensive income (loss) - America First Multifamily Investors, L.P.	36,502,410	86,855,920	(13,937,735)
General Partner	2,573,235	1,774,583	1,097,150
Limited Partners - Unitholders	30,210,579	85,721,570	(14,180,546)
Unallocated gain (loss) of Consolidated VIEs	3,721,397	(635,560)	(1,116,262)
Net income (loss) attributable to noncontrolling interest	(2,801)	(4,673)	261,923
Commitments [Member]
Unrealized gain (loss) on bond purchase commitments	5,600,000	5,800,000
Commitments [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain (loss) on bond purchase commitments	$ (146,053)	$ 10,632,590	$ (4,852,177)